Subsequent Events	6 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

On June 15, 2022, the Company’s subsidiary, Jiangxi Universe, entered into a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,575,000) as working capital for one year, with the maturity date on June 14, 2023. The fixed interest rate of the loan was 4.62% per annum. Certain related parties of the Company, including Mr. Gang Lai, the Company’s controlling shareholder, Ms. Lin Yang, Chief Financial Officer, Mrs. Xing Wu, Mr. Gang Lai’s spouse, and the Company’s WFOE, Universe Technology, jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.

On June 24, 2022, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB10 million (equivalent to $1,575,000) as working capital for eleven months, with the maturity date on May 26, 2023. The fixed interest rate of the loan was 4.2% per annum. Jiangxi Province Financing Guarantee Group Co., Ltd., an unrelated third party, signed a guarantee agreement with Bank of Communications to provide credit guarantee for this loan.

The Company evaluated the subsequent event through the date of this report, and concluded that there are no material reportable subsequent events need to be disclosed.